Restructuring Charges	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges
14.	Restructuring Charges

On June 17, 2016, we announced that we were consolidating our South San Francisco, California laboratory operations into our Seattle, Washington location to recognize cost savings. The transition of activities was completed in April 2017.

The following table summarizes the activity within the restructuring related balance sheet accounts during the year ended December 31, 2017 (in thousands):

	One-time termination benefits	Asset impairments and net loss on sale or disposal	Other(1)	Total
Balance at December 31, 2016	$2,564	$—	$—	$2,564

Costs incurred and charged to expense	512	210	118	840
Cash payments	(3,076)	—	(118)	(3,194)
Non-cash items	—	(210)	—	(210)

Balance at December 31, 2017	$—	$—	$—	$—

(1)	“Other” primarily reflects activities associated with the consolidation of our facilities and manufacturing operations, including contract termination costs.